Earnings/(Loss) Per Share(“EPS”) (Details) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014
Numerator:
Net income	$ 3,768,677	$ (1,425,761)	$ 7,435,926
Denominator:
Weighted average number of common shares outstanding, basic and diluted (in shares)	57,128,494	18,644,324	55,244,082
EPS:
Basic and diluted (in dollars per share)	$ 0.07	$ (0.08)	$ 0.13
Restricted stock awards
Earnings/(Loss) Per Share ("EPS")
Number of shares excluded from the calculation of diluted EPS	655,000		655,000